Marketable Securities:	12 Months Ended
Dec. 31, 2010
Marketable Securities:
Marketable Securities:

7. Marketable Securities:

        Marketable Securities at December 31, 2010 and 2009 consists of the following:

	2010	2009
Government debt securities, at par value	$26,509	$27,825
Less discount	(574)	(855)

	25,935	26,970
Unrealized gain	2,612	2,637

Fair value	$28,547	$29,607

        Future contractual maturities of marketable securities at December 31, 2010 are as follows:

1 year or less	$1,362
2 to 5 years	25,147

$26,509

        The proceeds from maturities and interest receipts from the marketable securities are restricted to the service of the Greeley Note (See Note 11—Bank and Other Notes Payable).